Related Party Transactions - Schedule of Trade Accounts Payables to Related Parties (Detail) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Balance Sheets:
Amount due to related parties	$ 456	$ 628
TSSI [Member]
Balance Sheets:
Amount due to related parties	6
Trade Accounts Payables [Member]
Balance Sheets:
Amount due to related parties	697	1,033
Trade Accounts Payables [Member] | TSSI [Member]
Balance Sheets:
Amount due to related parties	2
Trade Accounts Payables [Member] | KOAS [Member]
Balance Sheets:
Amount due to related parties	429	792
Trade Accounts Payables [Member] | KNOT [Member]
Balance Sheets:
Amount due to related parties	$ 266	$ 241